Employee Benefits - Accumulated Benefit Obligation (Detail) - Pension Plan [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
U.S Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation — end of year	$ 618,486	$ 559,775
Projected benefit obligation	55,714	52,714
Accumulated benefit obligation	55,671	52,690
Fair value of plan assets	$ 2,229	$ 2,103
Discount rate	3.26%	4.31%
Rate of compensation increase	3.25%	3.25%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated Benefit Obligation — end of year	$ 1,062,515	$ 923,586
Projected benefit obligation	656,574	582,466
Accumulated benefit obligation	620,087	548,116
Fair value of plan assets	$ 512,356	$ 466,878
Discount rate	1.50%	2.22%
Rate of compensation increase	2.48%	1.91%